Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Sales and other operating revenues:
Trade	$ 25,409	$ 44,315	$ 47,067	$ 12,600
Related parties	723	1,037	1,116	207
Sales Revenue Net	26,132	45,352	48,183	12,807
Operating costs and expenses:
Cost of sales	23,183	39,595	42,732	11,744
Selling, general and administrative expenses	558	909	918	304
Research and development expenses	99	172	196	55
Costs And Expenses	23,840	40,676	43,846	12,103
Operating income	2,292	4,676	4,337	704
Interest expense	(539)	(655)	(1,044)	(711)
Interest income	17	15	37	5
Other income (expense), net	(102)	2	30	(259)
Income (loss) from continuing operations before equity investments, reorganization items and income taxes	1,668	4,038	3,360	(261)
Income from equity investments	86	143	216	84
Reorganization items	(23)	4	(45)	7,124
Income from continuing operations before income taxes	1,731	4,185	3,531	6,947
Provision for (benefit from) income taxes	170	1,327	1,059	(1,315)
Income from continuing operations	1,561	2,858	2,472	8,262
Income (loss) from discontinued operations, net of tax	19	(24)	(332)	242
Net income	1,580	2,834	2,140	8,504
Net loss attributable to non-controlling interests	7	14	7	60
Net income attributable to the Company shareholders	$ 1,587	$ 2,848	$ 2,147	$ 8,564
Net income (loss) attributable to the Company shareholders - Basic:
Continuing operations (in dollars per share)	$ 2.76	$ 5.01	$ 4.34
Discontinued operations (in dollars per share)	$ 0.03	$ (0.04)	$ (0.58)
Basic (in dollars per share)	$ 2.79	$ 4.97	$ 3.76
Net income (loss) attributable to the Company shareholders - Diluted:
Continuing operations (in dollars per share)	$ 2.75	$ 4.96	$ 4.32
Discontinued operations (in dollars per share)	$ 0.03	$ (0.04)	$ (0.58)
Diluted (in dollars per share)	$ 2.78	$ 4.92	$ 3.74